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July 25, 2008


VIA EDGAR
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U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:   First American Investment Funds, Inc.
              File Nos. 033-16905 and 811-05309
              Preliminary Proxy Statement
              ---------------------------

Dear Sir or Madam:

     On behalf of First American Investment Funds, Inc. (the "Fund"), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary proxy statement ("Proxy Statement") to be used in connection with the special meeting of the shareholders of First American International Fund ("International Fund"), a series of the Fund, to be held on or about September 18, 2008 (the "Special Meeting"). The Proxy Statement consists of a notice of meeting, proxy statement and form of proxy.

     The Special Meeting will be held to consider (1) a proposed new investment sub-advisory agreement between FAF Advisors, Inc., the investment advisor to the Fund (the "Advisor"), and Altrinsic Global Advisors, LLC, (2) a proposed new investment sub-advisory agreement between the Advisor and Hansberger Global Investors, Inc., and (3) a "manager-of-managers" structure for International Fund whereby the Advisor, under certain circumstances, will be able to hire and replace sub-advisors to International Fund without obtaining shareholder approval.

     The definitive materials will be released to shareholders on or about August 8, 2008.

     If you have any questions or comments regarding the foregoing, please contact me at (612) 303-7987.


                                          Sincerely,

                                          /s/ Richard J. Ertel

                                          Richard J. Ertel
                                          Assistant Secretary